Concentrations of credit risk (Tables)	12 Months Ended
Mar. 31, 2019
Risks And Uncertainties [Abstract]
Schedule of Customers Account for More than 10% of Company's Accounts Receivable and Sale of Power

The following customers account for more than 10% of the Company’s accounts receivable and sale of power as of and for the year ended March 31, 2018 and 2019:

	March 31, 2018		March 31, 2019
	% of Sale	% of Accounts	% of Sale	% of Accounts
Customer Name	of Power	Receivable	of Power	Receivable
NTPC Vidyut Vyapar Nigam Limited	21.20%	15.40%	28.57%	15.00%
Punjab State Power Corporation Limited	27.10%	17.10%	20.40%	16.20%
Solar Energy Corporation of India	13.00%	11.40%	15.70%	13.90%
Chamundeshwari Electricity Supply Company	6.80%	12.00%	5.96%	14.18%
Andhra Pradesh Power Coordination Committee	—	—	5.30%	11.80%